July 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Emerging Markets Bond Active ETF | BREM | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares Emerging Markets Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Brazil — 0.5%
Vale Overseas Ltd., 6.40%, 06/28/54	USD183	$181,399
Chile — 1.9%
Antofagasta PLC, 6.25%, 05/02/34(a)	USD200	207,540
Cencosud SA, 5.75%, 04/15/36(b)	USD200	197,608
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50(a)	USD200	131,875
5.13%, 02/02/33(a)	USD200	194,126
		731,149
China — 0.9%
Fortune Star BVI Ltd., 5.88%, 11/20/30(a)	EUR177	197,429
Prosus NV, 4.99%, 01/19/52(a)	USD200	153,160
		350,589
Dominican Republic — 0.5%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34(a)	USD200	205,480
Guatemala — 0.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(a)	USD100	97,670
Hungary — 1.1%
MVM Energetika Zrt, 7.50%, 06/09/28(a)	USD400	414,188
Kazakhstan — 0.5%
Kaspi.KZ JSC, 6.25%, 03/26/30(a)	USD200	200,926
Malaysia — 1.0%
Petronas Capital Ltd.
4.55%, 04/21/50(a)	USD200	163,711
5.85%, 04/03/55(a)	USD200	195,644
		359,355
Mexico — 3.7%
CFE Fibra E, 5.88%, 09/23/40(a)	USD194	186,275
Petroleos Mexicanos
6.63%, 06/15/35	USD460	436,351
6.70%, 02/16/32	USD305	304,482
6.75%, 09/21/47	USD307	251,878
Trust 2401, 7.70%, 01/23/32(b)	USD200	210,200
		1,389,186
Nigeria — 0.5%
Dangote Petroleum Refinery And Petrochemicals Fze, Series 4A2, 7.50%, 07/16/31	USD200	199,792
Oman — 0.5%
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	USD200	203,572
Peru — 0.8%
Niagara Energy SAC, 5.75%, 10/03/34(a)	USD200	197,750
Volcan Cia Minera SAA, 8.50%, 10/28/32(b)	USD105	108,349
		306,099
Saudi Arabia — 3.8%
Gaci First Investment Co.
4.75%, 02/14/30(a)	USD500	490,000
4.88%, 02/14/35(a)	USD200	190,284
5.00%, 10/13/27(a)	USD200	199,938
Greensaif Pipelines Bidco SARL, 6.51%, 02/23/42(a)	USD200	203,090
Saudi Arabian Oil Co., 5.75%, 07/17/54(a)	USD200	178,712
SRC Sukuk Ltd., 5.00%, 01/14/32(a)	USD200	196,032
		1,458,056
Security	Par (000)	Value
Turkey — 1.1%
Turk Telekomunikasyon A/S, 6.95%, 10/07/32(a)	USD200	$197,018
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32(a)	USD200	205,472
		402,490
United Arab Emirates — 1.0%
Abu Dhabi National Energy Co. PJSC, 5.13%, 08/03/31(b)	USD200	197,592
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(a)	USD200	195,150
		392,742
Uzbekistan — 0.6%
Uzbekneftegaz JSC, 8.75%, 05/07/30(a)	USD200	213,566
Venezuela — 1.2%
Petroleos de Venezuela SA, 9.75%, 05/17/35(a)(c)(d)	USD976	441,967
Total Corporate Bonds & Notes — 19.9% (Cost: $7,548,244)		7,548,226
Foreign Government Obligations
Angola — 1.6%
Angolan Government International Bonds
9.24%, 01/15/31(b)	USD200	209,254
9.38%, 05/08/48(a)	USD200	191,738
9.88%, 03/31/37(b)	USD200	207,442
		608,434
Argentina — 3.0%
Argentine Republic Government International Bonds
0.75%, 07/09/30(e)	USD245	214,171
1.00%, 07/09/29	USD65	58,344
4.38%, 07/09/46(e)	USD283	210,074
4.75%, 07/09/35(e)	USD424	334,739
5.00%, 01/09/38(e)	USD390	321,843
		1,139,171
Bahrain — 1.4%
Bahrain Government International Bonds
5.45%, 09/16/32(a)	USD200	178,680
5.63%, 05/18/34(a)	USD200	175,364
6.75%, 09/20/29(a)	USD200	194,500
		548,544
Benin — 0.5%
Benin Government International Bonds, 7.96%, 02/13/38(a)	USD200	206,878
Bolivia — 0.5%
Bolivia Government Bonds, 9.45%, 05/14/31(a)	USD200	203,000
Brazil — 2.0%
Brazil Government International Bonds, 5.50%, 02/04/33	USD200	194,032
Brazilian Government International Bonds
5.00%, 01/27/45	USD200	154,322
6.13%, 01/22/32	USD400	404,800
		753,154
Chile — 1.5%
Chile Government International Bonds
3.50%, 01/31/34	USD200	177,400
4.85%, 01/22/29	USD200	199,684
4.95%, 01/05/36	USD200	192,824
		569,908

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Emerging Markets Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colombia — 3.5%
Colombia Government International Bonds
3.13%, 04/15/31	USD400	$352,052
5.20%, 05/15/49	USD380	287,850
5.63%, 02/19/36	EUR100	112,152
6.13%, 01/18/41	USD250	226,750
7.38%, 09/18/37	USD150	155,550
7.50%, 02/02/34	USD200	209,760
		1,344,114
Costa Rica — 1.0%
Costa Rica Government International Bonds
5.63%, 04/30/43(a)	USD200	186,526
7.00%, 04/04/44(a)	USD200	210,066
		396,592
Dominican Republic — 3.3%
Dominican Republic International Bonds
4.50%, 01/30/30(a)	USD350	335,734
4.88%, 09/23/32(a)	USD300	281,073
6.00%, 02/22/33(a)	USD300	297,639
6.40%, 06/05/49(a)	USD150	139,944
6.85%, 01/27/45(a)	USD182	179,157
		1,233,547
Ecuador — 2.1%
Ecuador Government International Bonds
6.00%, 07/31/40(a)(e)	USD365	294,433
6.90%, 07/31/35(a)(e)	USD564	507,875
		802,308
Egypt — 3.1%
Egypt Government International Bonds
6.59%, 02/21/28(a)	USD200	200,734
7.05%, 01/15/32(a)	USD200	196,900
7.30%, 09/30/33(a)	USD200	195,650
7.63%, 05/20/34(a)	USD200	197,800
8.50%, 01/31/47(a)	USD400	375,200
		1,166,284
El Salvador — 0.4%
El Salvador Government International Bonds, 7.65%, 06/15/35(a)	USD161	166,072
Gabon — 0.5%
Gabon Government International Bonds, 6.63%, 02/06/31(a)	USD200	176,422
Ghana — 0.6%
Ghana Government International Bonds, 5.00%, 07/03/35(a)(e)	USD236	216,273
Guatemala — 1.0%
Guatemala Government Bonds
4.38%, 06/05/27(a)	USD200	198,400
5.25%, 08/10/29(a)	USD200	198,074
		396,474
Hungary — 2.9%
Hungary Government International Bonds
5.50%, 06/16/34(a)	USD200	199,158
5.50%, 03/26/36(a)	USD200	195,924
6.00%, 09/26/35(a)	USD200	203,382
7.63%, 03/29/41	USD96	110,277
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	USD400	409,388
		1,118,129
Security	Par (000)	Value
Indonesia — 3.7%
Indonesia Government International Bonds
3.55%, 03/31/32	USD200	$183,000
3.85%, 10/15/30	USD700	670,404
5.25%, 01/17/42(a)	USD600	551,004
		1,404,408
Ivory Coast — 1.2%
Ivory Coast Government International Bonds
6.75%, 02/25/41(a)	USD250	235,167
7.63%, 01/30/33(a)	USD200	209,192
		444,359
Jordan — 0.5%
Jordan Government International Bonds, 5.85%, 07/07/30(a)	USD200	199,770
Kenya — 2.0%
Republic of Kenya Government International Bonds
6.30%, 01/23/34(a)	USD400	354,676
8.80%, 10/09/38(a)	USD200	194,468
9.50%, 03/05/36(a)	USD200	206,348
		755,492
Kuwait — 0.5%
Kuwait International Government Bonds, 5.04%, 07/29/29(a)	USD200	199,940
Lebanon — 0.7%
Lebanon Government International Bonds
6.60%, 11/27/26(a)(c)(d)	USD681	182,168
6.85%, 03/23/27(a)(c)(d)	USD259	70,518
		252,686
Mexico — 3.1%
Mexico Government International Bonds
4.60%, 01/23/46	USD200	147,800
4.88%, 05/19/33	USD400	374,020
5.75%, 12/31/99	USD150	115,705
6.34%, 05/04/53	USD400	355,576
6.63%, 01/29/38	USD200	199,392
		1,192,493
Morocco — 0.8%
Morocco Government International Bonds, 6.50%, 09/08/33(a)	USD300	313,497
Nigeria — 1.6%
Nigeria Government International Bonds
7.14%, 02/23/30(a)	USD400	408,750
7.63%, 11/28/47(a)	USD200	194,700
		603,450
Oman — 3.2%
Oman Government International Bonds
5.63%, 01/17/28(a)	USD200	201,181
6.00%, 08/01/29(a)	USD400	407,912
6.50%, 03/08/47(a)	USD400	406,964
6.75%, 10/28/27(a)	USD200	203,750
		1,219,807
Panama — 2.3%
Panama Government International Bonds
3.16%, 01/23/30	USD200	186,398
3.30%, 01/19/33	USD400	348,832
4.30%, 04/29/53	USD200	145,187
6.40%, 02/14/35	USD200	206,634
		887,051

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Emerging Markets Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Paraguay — 0.5%
Paraguay Government International Bonds, 5.85%, 08/21/33(a)	USD200	$202,868
Peru — 1.2%
Peruvian Government International Bonds
3.00%, 01/15/34	USD223	188,968
5.38%, 02/08/35	USD222	218,836
6.20%, 06/30/55	USD52	51,194
		458,998
Philippines — 1.8%
Philippines Government International Bonds
3.56%, 09/29/32	USD200	182,750
5.00%, 01/27/36	USD300	287,052
5.25%, 05/14/34	USD200	196,430
		666,232
Poland — 3.2%
Republic of Poland Government International Bonds
4.63%, 04/14/31	USD20	19,842
4.88%, 02/12/30	USD190	191,007
5.13%, 09/18/34	USD457	450,492
5.50%, 03/18/54	USD371	332,030
5.75%, 11/16/32	USD220	227,005
		1,220,376
Romania — 3.1%
Romanian Government International Bonds
5.25%, 11/25/27(a)	USD342	341,566
5.75%, 03/24/35(a)	USD256	243,722
6.38%, 01/30/34(a)	USD330	329,565
7.63%, 01/17/53(a)	USD256	268,705
		1,183,558
Saudi Arabia — 1.9%
Saudi Government International Bonds
4.50%, 04/22/60(a)	USD200	146,515
5.00%, 01/16/34(a)	USD400	392,592
5.00%, 01/18/53(a)	USD200	163,084
		702,191
Serbia — 0.5%
Serbia International Bonds, 2.13%, 12/01/30(a)	USD200	173,696
South Africa — 2.1%
Republic of South Africa Government International Bonds
5.88%, 04/20/32	USD400	404,408
6.13%, 12/11/37(a)	USD200	191,200
7.25%, 12/11/55(a)	USD200	190,774
		786,382
Sri Lanka — 1.0%
Sri Lanka Government International Bonds
3.60%, 06/15/35(a)(e)	USD230	189,447
3.60%, 05/15/36(a)(e)	USD170	170,425
		359,872
Suriname — 0.6%
Suriname Government International Bonds, 8.50%, 11/06/35(a)	USD200	215,362
Trinidad And Tobago — 0.5%
Trinidad & Tobago Government International Bonds, 6.40%, 06/26/34(a)	USD200	202,110
Security	Par (000)	Value
Turkey — 3.8%
Turkiye Government International Bonds
5.25%, 03/13/30	USD200	$191,758
5.75%, 05/11/47	USD244	188,385
7.13%, 02/12/32	USD200	201,606
7.63%, 04/26/29	USD400	413,944
9.13%, 07/13/30	USD400	434,048
		1,429,741
Ukraine — 2.6%
Ukraine Government International Bonds
3.00%, 02/01/35(a)(e)	USD238	142,286
4.50%, 02/01/29(a)(e)	USD163	138,349
4.50%, 02/01/34(a)(e)	USD633	442,212
6.00%, 02/01/36(a)(e)	USD395	269,119
		991,966
United States — 0.5%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27(a)	USD200	193,900
Uruguay — 2.3%
Uruguay Government International Bonds
4.98%, 04/20/55	USD125	106,812
5.10%, 06/18/50	USD248	219,717
5.44%, 02/14/37	USD303	301,709
5.75%, 10/28/34	USD230	236,528
		864,766
Uzbekistan — 0.3%
Republic of Uzbekistan International Bonds, 5.38%, 05/29/27(a)	EUR100	116,422
Venezuela — 1.3%
Venezuela Government International Bonds
9.25%, 09/15/27(c)(d)	USD435	216,447
11.95%, 08/05/31(a)(c)(d)	USD487	266,566
		483,013
Zambia — 0.1%
Zambia Government International Bonds, 5.75%, 06/30/33(a)(e)	USD27	26,214
Total Foreign Government Obligations — 75.8% (Cost: $28,568,385)		28,795,924
Total Long-Term Investments — 95.7% (Cost: $36,116,629)		36,344,150
	Shares
Short-Term Securities
Money Market Funds — 3.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(f)(g)	1,440,000	1,440,000
Total Short-Term Securities — 3.8% (Cost: $1,440,000)		1,440,000
Total Investments — 99.5% (Cost: $37,556,629)		37,784,150
Other Assets Less Liabilities — 0.5%		186,175
Net Assets — 100.0%		$37,970,325

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Emerging Markets Bond Active ETF

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$780,000	$660,000 (a)	$—	$—	$—	$1,440,000	1,440,000	$33,950	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Ultra Treasury Notes	(1)	09/21/26	$(110)	$1,764
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	130,000	USD	148,662	Barclays Bank PLC	08/19/26	$1,336
EUR	80,000	USD	91,429	Citibank N.A.	08/19/26	877
USD	639,519	EUR	550,000	Barclays Bank PLC	08/19/26	4,911
						7,124
						$7,124
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey	1.00%	Quarterly	06/20/31	USD	444	$24,956	$26,351	$(1,394)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Emerging Markets Bond Active ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$7,548,226	$—	$7,548,226
Foreign Government Obligations	—	28,795,924	—	28,795,924
Short-Term Securities
Money Market Funds	1,440,000	—	—	1,440,000
	$1,440,000	$36,344,150	$—	$37,784,150
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$7,124	$—	$7,124
Interest Rate Contracts	1,764	—	—	1,764
Liabilities
Credit Contracts	—	(1,394)	—	(1,394)
	$1,764	$5,730	$—	7,494

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
JSC	Joint Stock Company
PJSC	Public Joint Stock Company